Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2012
Financial Statements Of Parent Company
Condensed Financial Statements of Parent Company

Note 17 – Condensed Financial Statements of Parent Company

Condensed Balance Sheets

(Dollars in thousands)	December 31
	2012	2011
Assets
Cash	$135	$487
Securities available for sale	628	218
Other assets	27	26
Investment in ChoiceOne Bank	59,810	57,264
Total assets	$60,600	$57,995

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$77	$65
Other liabilities	17	26
Total liabilities	94	91

Shareholders’ equity	60,506	57,904
Total liabilities and shareholders’ equity	$60,600	$57,995

Condensed Statements of Income

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Interest and dividends from ChoiceOne Bank	$1,710	$1,695	$1,641
Interest and dividends from other securities	16	7	7
Other income	—	33	—
Total income	1,726	1,735	1,648
Other expenses	89	81	67
Income before income tax and equity in undistributed net income of subsidiary	1,637	1,654	1,581
Income tax benefit	29	16	23
Income before equity in undistributed net income of subsidiary	1,666	1,670	1,604
Equity in undistributed net income of subsidiary	2,596	1,843	1,107
Net income	$4,262	$3,513	$2,711

Condensed Statements of Cash Flows

(Dollars in thousands)	Years Ended December 31
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,262	$3,513	$2,711
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(2,596)	(1,843)	(1,107)
Amortization	2	—	—
Changes in other assets	(1)	50	(17)
Changes in other liabilities	(10)	17	(18)
Net cash from operating activities	1,657	1,737	1,569

Cash flows from investing activities:
Maturities of securities	—	—	200
Purchases of securities	(409)	—	(202)
Net cash from investing activities	(409)	—	(2)

Cash flows from financing activities:
Issuance of common stock	123	127	125
Repurchase of common stock	(75)	—	—
Cash dividends paid	(1,648)	(1,578)	(1,572)
Net cash from financing activities	(1,600)	(1,451)	(1,447)

Net change in cash	(352)	286	120
Beginning cash	487	201	81
Ending cash	$135	$487	$201